High Income Securities Fund
Portfolio of Investments
November 30, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 61.27%
Closed-End Funds - 40.85%
Aberdeen Asia-Pacific Income Fund, Inc.	410,433	$1,075,334
Apollo Tactical Income Fund, Inc.	147,041	1,823,308
BlackRock California Municipal Income Trust	234,521	2,582,076
Blackrock ESG Capital Allocation Trust	201,455	2,888,865
Blackstone Strategic Credit Fund	28,361	312,538
Center Coast Brookfield MLP & Energy Infrastructure Fund	73,100	1,324,572
Cushing MLP & Infrastructure Total Return Fund	51,062	1,799,425
Delaware Enhanced Global Dividend & Income Fund	335,349	2,592,248
Delaware Investments National Municipal Income Fund	11,870	136,268
Delaware Ivy High Income Opportunities Fund	27,784	308,958
Destra Multi-Alternative Fund	127,141	869,644
DoubleLine Yield Opportunities Fund	22,948	322,649
DWS Municipal Income Trust	5,782	51,633
Eaton Vance New York Municipal Bond Fund	210,345	1,924,657
Ellsworth Growth and Income Fund Ltd.	73,378	614,908
First Trust Dynamic Europe Equity Income Fund	263,803	2,999,440
First Trust High Income Long/Short Fund	7,124	83,422
Highland Income Fund	450,286	5,196,300
MFS High Yield Municipal Trust	226,941	726,211
MFS Investment Grade Municipal Trust	45,387	331,098
Morgan Stanley Emerging Markets Debt Fund, Inc.	200,315	1,330,092
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	19,182	85,360
Neuberger Berman California Municipal Fund, Inc.	70,983	782,943
Neuberger Berman Next Generation Connectivity Fund, Inc.	314,620	3,146,200
Neuberger Berman New York Municipal Fund, Inc.	61,737	612,431
New America High Income Fund, Inc.	123,071	881,188
Nuveen Emerging Markets Debt 2022 Target Term Fund	400	2,652
Nuveen Multi-Asset Income Fund	20,588	254,262
Nuveen Short Duration Credit Opportunities Fund	302,479	3,732,591
NXG NextGen Infrastructure Income Fund	12,312	523,629
PGIM Global High Yield Fund, Inc.	176,072	1,994,896
Saba Capital Income & Opportunities Fund	559,551	4,605,105
Templeton Global Income Fund	740,030	3,137,727
Vertical Capital Income Fund	310,942	2,855,878
Virtus Total Return Fund, Inc.	266,388	1,851,397
		53,759,905
Business Development Companies - 20.42%
Barings BDC, Inc.	186,369	1,712,731
CION Investment Corp.	571,482	5,771,968
Crescent Capital BDC, Inc.	174,885	2,444,892
First Eagle Alternative Capital BDC, Inc.	281,770	1,245,424
FS KKR Capital Corp.	374,220	7,432,009
Logan Ridge Finance Corp. (a)	81,300	1,710,552
PhenixFIN Corp.	19,193	657,360
Portman Ridge Finance Corp.	186,047	4,132,104
Runway Growth Finance Corp.	146,811	1,764,668
		26,871,708
Total Investment Companies (Cost $87,133,280)		80,631,613

OTHER COMMON STOCKS - 2.30%
Real Estate Investment Trusts - 2.30%
Lument Finance Trust, Inc.	311,488	607,402
NexPoint Diversified Real Estate Trust	173,018	2,425,712
Total Other Common Stocks (Cost $3,607,558)		3,033,114

LIQUIDATING TRUSTS - 0.15%
Copper Property CTL Pass Through Trust	15,380	200,709
Total Liquidating Trusts (Cost $204,245)		200,709

NOTES - 2.11%
Fossil Group, Inc., 7.000%	84,000	1,410,360
iMedia Brands, Inc., 8.500%	56,073	552,470
Synchronoss Technologies, Inc., 8.375%	46,470	816,943
Total Notes (Cost $3,261,750)		2,779,773

PREFERRED STOCKS - 13.45%
Closed-End Funds - 6.14%
OFS Credit Co, Inc. - Series E, 5.250%	60,000	1,284,000
SuRo Capital Corp., 6.000%	200,000	4,780,000
XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%	80,000	2,013,000
		8,077,000
Metal Processors & Fabrication - 4.48%
Steel Partners Holdings LP - Series A, 6.000%	258,172	5,899,230
Real Estate Investment Trusts - 2.10%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 8.000%	1,615	9,448
Cedar Realty Trust, Inc. - Series B, 7.250%	5,080	72,644
Cedar Realty Trust, Inc. - Series C, 6.500%	101,456	1,141,380
NexPoint Diversified Real Estate Trust - Series A, 5.500%	94,082	1,538,240
		2,761,712
Real Estate Operations and Development - 0.73%
Harbor Custom Development, Inc. - Series A, 8.000%	131,166	955,557

Total Preferred Stocks (Cost $21,865,224)		17,693,499

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 18.11% (a)
AltC Acquisition Corp.	50,000	493,000
Andretti Acquisition Corp. Units (e)	50,000	510,500
Ares Acquisition Corp. (e)	50,000	501,000
B Riley Principal 250 Merger Corp.	49,998	493,980
Cartesian Growth Corp. II (e)	99,999	1,017,990
Churchill Capital Corp. VI	34,700	345,959
Churchill Capital Corp. VII	58,805	587,462
Colombier Acquisition Corp.	40,500	398,520
Concord Acquisition Corp II	16,612	163,628
dMY Technology Group Inc VI	56,773	564,891
Edify Acquisition Corp.	50,000	501,500
Elliott Opportunity II Corp. (e)	49,395	492,962
ExcelFin Acquisition Corp. Units	50,000	505,000
Fifth Wall Acquisition Corp. III (e)	46,100	461,000
Figure Acquisition Corp. I	7,500	75,300
FinTech Acquisition Corp. VI	25,000	251,250
Forbion European Acquisition Corp. Units (e)	100,000	1,022,000
Gores Holdings VII, Inc.	15,000	149,400
GX Acquisition Corp. II	60,000	594,600
FTAC Hera Acquisition Corp. (e)	61,000	611,830
HNR Acquisition Corp.	37,000	375,920
Iris Acquisition Corp.	37,720	377,955
Juniper II Corp.	142,689	1,452,574
Kensington Capital Acquisition Corp. V (e)	13,160	133,442
Lakeshore Acquisition II Corp. (e)	59,500	602,735
LAMF Global Ventures Corp. I (e)	50,000	510,000
Landcadia Holdings IV, Inc.	150,000	1,503,945
Leo Holdings Corp.A160 II (e)	21,000	210,525
LIV Capital Acquisition Corp. II (e)	55,500	566,100
Longview Acquisition Corp. II	39,584	397,424
M3-Brigade Acquisition III Corp.	100,332	1,009,340
Marlin Technology Corp. (e)	49,998	503,980
Motive Capital Corp. II (e)	99,999	1,013,990
Murphy Canyon Acquisition Corp.	55,500	563,325
OPY Acquisition Corp. I	100,000	999,000
Periphas Capital Partnering Corp.	20,000	501,000
Relativity Acquisition Corp.	21,700	221,557
ROC Energy Acquisition Corp.	18,000	182,700
Screaming Eagle Acquisition Corp. (e)	99,999	983,990
Seaport Global Acquisition II Corp.	100,000	1,012,000
Swiftmerge Acquisition Corp. (e)	37,100	373,968
Z-Work Acquisition Corp.	30,999	311,075
Zimmer Energy Transition Acquisition Corp.	28,387	281,599
Total Special Purpose Acquisition Vehicles (Cost $23,408,095)		23,829,916

	Principal Amount
CORPORATE OBLIGATIONS - 0.26%
Lamington Road DAC (b)(d)(e)
9.750%, 04/07/2121	$491,953	346,827
Total Convertible Bonds (Cost $346,852)		346,827

	Shares
RIGHTS - 0.01% (a)
Lakeshore Acquisition II Corp. (Expiration: November 18, 2026) (e)	59,500	7,140
Nocturne Acquisition Corp. (Expiration: December 26, 2025) (e)	40,000	2,400
ROC Energy Acquisition Corp. (Expiration: November 30, 2028)	18,000	911
Total Rights (Cost $30,158)		10,451

WARRANTS - 0.06% (a)
AGBA Group Holding Ltd.
Expiration: March 2027
Exercise Price: $11.50	36,750	2,940
Arbor Rapha Capital Bioholdings Corp. I
Expiration: October 2028
Exercise Price: $11.50	22,400	403
Ares Acquisition Corp.
Expiration: December 2027
Exercise Price: $11.50 (e)	10,000	751
Ault Disruptive Technologies Corp.
Expiration: June 2023
Exercise Price: $11.50	48,000	720
B Riley Principal 250 Merger Corp.
Expiration: April 2028
Exercise Price: $11.50	16,666	83
BioPlus Acquisition Corp.
Expiration: December 2026
Exercise Price: $11.50 (e)	37,500	2,085
Biote Corp.
Expiration: May 2027
Exercise Price: $11.50	11,366	2,614
Cartesian Growth Corp. II
Expiration: July 2028
Exercise Price: $11.50 (e)	33,333	3,667
Churchill Capital Corp. VI
Expiration: February 2026
Exercise Price: $11.50	6,940	196
Churchill Capital Corp. VII
Expiration: February 2028
Exercise Price: $11.50	11,761	353
Clarim Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50	3,333	1
Colombier Acquisition Corp.
Expiration: December 2028
Exercise Price: $11.50	13,500	756
Digital Health Acquisition Corp.
Expiration: November 2026
Exercise Price: $11.50	84,000	7,703
FAST Acquisition Corp. II
Expiration: March 2026
Exercise Price: $11.50	7,500	5,035
Figure Acquisition Corp. I
Expiration: March 2028
Exercise Price: $11.50	1,875	37
FinTech Acquisition Corp. VI
Expiration: March 2026
Exercise Price: $11.50	6,250	2
Fortress Value Acquisition Corp. IV
Expiration: March 2028
Exercise Price: $11.50	3,125	–
FTAC Hera Acquisition Corp.
Expiration: February 2026
Exercise Price: $11.50 (e)	15,250	820
Global Systems Dynamics, Inc.
Expiration: April 2026
Exercise Price: $11.50	25,200	252
Gores Holdings VII, Inc.
Expiration: February 2028
Exercise Price: $11.50	1,875	9
GX Acquisition Corp. II
Expiration: March 2026
Exercise Price: $11.50	20,000	16,000
HNR Acquisition Corp.
Expiration: February 2026
Exercise Price: $11.50	37,000	740
IG Acquisition Corp.
Expiration: October 2027
Exercise Price: $11.50	25,000	2,813
Industrial Human Capital, Inc.
Expiration: November 2026
Exercise Price: $11.50	47,700	–
Lakeshore Acquisition II Corp.
Expiration: November 2026
Exercise Price: $11.50 (e)	29,750	2,083
LAMF Global Ventures Corp. I
Expiration: November 2026
Exercise Price: $11.50 (e)	25,000	1,500
Landcadia Holdings IV, Inc.
Expiration: March 2028
Exercise Price: $11.50	12,500	1,625
Leo Holdings Corp II
Expiration: January 2028
Exercise Price: $11.50 (e)	5,250	5
LIV Capital Acquisition Corp II
Expiration: February 2027
Exercise Price: $11.50 (e)	41,625	2,914
Longview Acquisition Corp. II
Expiration: May 2026
Exercise Price: $11.50	10,000	800
M3-Brigade Acquisition III Corp.
Expiration: July 2028
Exercise Price: $11.50	33,444	1,672
Marlin Technology Corp.
Expiration: January 2026
Exercise Price: $11.50 (e)	16,666	167
Medicus Sciences Acquisition Corp.
Expiration: February 2026
Exercise Price: $11.50 (e)	1,112	11
Motive Capital Corp. II
Expiration: May 2023
Exercise Price: $11.50 (e)	33,333	1,667
Murphy Canyon Acquisition Corp.
Expiration: January 2027
Exercise Price: $11.50	55,500	2,775
Northern Star Investment Corp. III
Expiration: February 2028
Exercise Price: $11.50	7,666	84
OPY Acquisition Corp I
Expiration: September 2026
Exercise Price: $11.50	50,000	4,670
Periphas Capital Partnering Corp.
Expiration: December 2028
Exercise Price: $28.75	5,000	1
PWP Forward Acquisition Corp. I
Expiration: March 2026
Exercise Price: $11.50	21,000	–
Quantum FinTech Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50	33,000	660
Relativity Acquisition Corp.
Expiration: December 2029
Exercise Price: $11.50	21,700	760
Screaming Eagle Acquisition Corp.
Expiration: January 2027
Exercise Price: $11.50 (e)	33,333	9,000
Seaport Global Acquisition II Corp.
Expiration: November 2026
Exercise Price: $11.50	50,000	400
Signa Sports United NV
Expiration: July 2023
Exercise Price: $11.50 (e)	10,731	1,610
Target Global Acquisition I Corp.
Expiration: December 2026
Exercise Price: $11.50 (e)	23,633	1,182
TG Venture Acquisition Corp.
Expiration: August 2028
Exercise Price: $11.50	74,000	748
Z-Work Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50	10,333	8
Total Warrants (Cost $464,045)		82,322

MONEY MARKET FUNDS - 2.30%
Fidelity Investments Money Market Funds - Government Portfolio, 3.560% (c)	1,515,165	1,515,165
STIT - Treasury Portfolio, 3.754% (c)	1,515,164	1,515,164
Total Money Market Funds (Cost $3,030,329)		3,030,329

Total Investments (Cost $143,351,536) - 100.02%		131,638,553
Liabilities in Excess of Other Assets - (0.02)%		(26,184)
TOTAL NET ASSETS- 100.00%		$131,612,369

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $346,827, representing 0.26% of net assets. Value determined using significant unobservable inputs.
(c)	The rate shown represents the seven-day yield at November 30, 2022.
(d)	The coupon rate shown represents the rate at November 30, 2022.
(e)	Foreign-issued security.

Abbreviations:
BDC	Business Development Company.
Ltd.	Limited Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$53,759,905	$-	$-	$53,759,905
Business Development Companies	26,871,708	-	-	26,871,708
Preferred Stocks	16,208,790	1,484,709		17,693,499
Other Common Stock	3,033,114			3,033,114
Liquidating Trusts	200,709			200,709
Notes	2,779,773	-	-	2,779,773
Special Purpose Acquisition Vehicles	17,125,279	6,704,637	-	23,829,916
Corporate Bonds		-	346,827	346,827
Rights	911	9,540	-	10,451
Warrants	71,184	11,138	-	82,322
Money Market Funds	3,030,329	-	-	3,030,329
Total	$123,081,702	$8,210,024	$346,827	$131,638,553

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2022:

Derivatives not accounted for as hedging instruments		Statement of Assets & Liabilities Location		Value
Equity Contracts - Warrants		Investments, at value		$82,322

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2022:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments		Statement of Operations Location		Value
Equity Contracts - Warrants		Net Realized Gain		$7,864
		on Investments

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments		Statement of Operations Location		Total
Equity Contracts - Warrants		Net change in unrealized		$(41,018)
		depreciation of investments